ING EQUITY TRUST	ING MUTUAL FUNDS
ING Growth Opportunities Fund	ING Global Natural Resources Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund	ING SERIES FUND, INC.
ING Small Company Fund

(collectively “Registrants”)

Supplement dated April 25, 2012

to the current Prospectuses of each of the above-named Funds of the above-named Registrants

ING Global Natural Resources Fund, ING Growth Opportunities Fund, ING SmallCap Opportunities Fund, and ING Small Company Fund

Effective April 30, 2012, the Funds will add additional portfolio managers. Each of the Fund’s Prospectuses are hereby revised as follows:

1.	ING Global Natural Resources Fund

The section entitled “Portfolio Management” in the summary section of the Fund’s Prospectus, is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Joseph Basset	John Bailey
Portfolio Manager (since 04/10)	Portfolio Manager (since 08/11)

James Swain
Portfolio Manager (since 04/12)

The following is added as the fourth paragraph of the sub-section entitled “Management of the Funds – ING Global Natural Resources Fund” in the statutory section of the Fund’s Prospectus:

James Swain, CFA, Portfolio Manager, is on the global natural resource strategies team. He joined ING IM in 2002. Prior to that he worked as a high-yield bond analyst with Strong Capital Management. Prior to that he was a bank examiner with the FDIC.

2.	ING Growth Opportunities Fund

The section entitled “Portfolio Management” in the summary section of the Fund’s Prospectus, is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Jeff Bianchi	Christopher F. Corapi
Portfolio Manager (since 01/09)	Portfolio Manager (since 04/10)

Michael Pytosh
Portfolio Manager (since 04/12)

The following is added as the fourth paragraph of the sub-section entitled “Management of the Funds – ING Growth Opportunities Fund” in the statutory section of the Fund’s Prospectus:

Michael Pytosh, Portfolio Manager, joined ING IM in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

3.	ING SmallCap Opportunities Fund

The section entitled “Portfolio Management” in the summary section of the Fund’s Prospectus, is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
James Hasso	Steve Salopek
Portfolio Manager (since 10/08)	Portfolio Manager (since 07/05)

Joseph Basset
Portfolio Manager (since 04/12)

The following is added to the end of the sub-section entitled “Management of the Funds – ING SmallCap Opportunities Fund” in the statutory section of the Fund’s Prospectus:

Joseph Basset, CFA, Portfolio Manager, joined ING IM in June 2005. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

4.	ING Small Company Fund

The section entitled “Portfolio Management” in the summary section of the Fund’s Prospectus, is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Joseph Basset, CFA	Steve Salopek
Portfolio Manager (since 05/06)	Portfolio Manager (since 07/05)

James Hasso
Portfolio Manager (since 04/12)

The following is added to the end of the sub-section entitled “Management of the Funds – ING Small Company Fund” in the statutory section of the Fund’s Prospectus:

James Hasso, Portfolio Manager, has been with ING IM since 2006. Prior to joining ING IM, Mr. Hasso had been a senior research analyst with First Investors Corporation from 2004-2006. Prior to that, Mr. Hasso served as a senior research analyst and associate portfolio manager with Valenzuela Capital Partners LLC from 2001-2002.

5.	ING MidCap Opportunities Fund

Effective April 25, 2012, the Fund will add additional portfolio managers. The Fund’s Prospectus is hereby revised as follows:

The section entitled “Portfolio Management” in the summary section of the Fund’s Prospectus, is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Jeff Bianchi	James Hasso
Portfolio Manager (since 07/05)	Portfolio Manager (since 04/10)

Kristin Manning	Michael Pytosh
Portfolio Manager (since 04/12)	Portfolio Manager (since 04/12)

Effective October 1, 2012
Portfolio Managers
Jeff Bianchi	Michael Pytosh
Portfolio Manager (since 07/05)	Portfolio Manager (since 04/12)

Kristin Manning
Portfolio Manager (since 04/12)

The following will be added to the end of the sub-section entitled “Management of the Funds – ING MidCap Opportunities Fund” in the statutory section of the Fund’s Prospectus:

Michael Pytosh, Portfolio Manager, joined ING IM in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

Kristin Manning, CFA, Portfolio Manager, is on the mid cap growth strategies team and is an analyst on the fundamental research team covering the consumer sector. Ms. Manning joined ING IM in 2006. Prior to that she was a research analyst at Wells Capital Management where she was responsible for the financial, auto, IT services, and utilities sectors.

Effective October 1, 2012, the Fund will remove James Hasso as Portfolio Manager.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST	ING MUTUAL FUNDS
ING Growth Opportunities Fund	ING Global Natural Resources Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund	ING SERIES FUND, INC.
ING Small Company Fund

(collectively “Registrants”)

Supplement dated April 25, 2012

to the current Statements of Additional Information of each of the above-named Funds of the above-named Registrants

ING Global Natural Resources Fund, ING Growth Opportunities Fund, ING SmallCap Opportunities Fund, and ING Small Company Fund

Effective April 30, 2012, the Funds added additional portfolio managers. Each of the Fund’s Statement of Additional Information (“SAI”) are hereby revised as follows:

1.	ING Global Natural Resources Fund

The following is added to the tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Global Natural Resources Fund” in the Fund’s SAI:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James Swain[1]	0	$0	0	$0	0	$0

1	As of December 31, 2011.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
James Swain[1]	None

1	As of December 31, 2011.

2.	ING Growth Opportunities Fund, ING MidCap Opportunities Fund, and ING SmallCap Opportunities Fund

Effective April 30, 2012, the following is added to the tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Equity Dividend Fund, Growth Opportunities Fund, MidCap Opportunities Fund, and SmallCap Opportunities Fund” in the Funds’ SAI:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Basset[1]	5	$2,245,825,220	0	$0	0	$0
Kristin Manning[1]	0	$0	0	$0	0	$0
Michael Pytosh[1]	2	$4,243,894,567	1	$130,048,256	1	$85,509,942

1	As of December 31, 2011.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Joseph Basset[1]	None
Kristin Manning[1]	None
Michael Pytosh[1]	None

1	As of December 31, 2011.

Effective October 1, 2012, all reference to James Hasso as Portfolio Manager of ING MidCap Opportunities Fund will be removed from the Fund’s SAI.

3.	ING Small Company Fund

The following is added to the tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAI:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James Hasso[3]	4	$1,838,857,698	0	$0	0	$0

3	As of December 31, 2011.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
James Hasso[1]	None

1	As of December 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE